Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$303,064.13

Principal:
Principal Collections	$7,744,371.74
Prepayments in Full	$2,452,930.07
Liquidation Proceeds	$57,618.32
Recoveries	$11,855.85
Sub Total	$10,266,775.98
Collections	$10,569,840.11

Purchase Amounts:
Purchase Amounts Related to Principal	$18,653.16
Purchase Amounts Related to Interest	$64.59
Sub Total	$18,717.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,588,557.86

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	46
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,588,557.86
Servicing Fee	$109,027.72	$109,027.72	$0.00	$0.00	$10,479,530.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,479,530.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,479,530.14
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,479,530.14
Interest - Class A-4 Notes	$64,896.13	$64,896.13	$0.00	$0.00	$10,414,634.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,414,634.01
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$10,364,401.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,364,401.01
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$10,326,915.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,326,915.34
Regular Principal Payment	$9,610,107.90	$9,610,107.90	$0.00	$0.00	$716,807.44
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$716,807.44
Residual Released to Depositor	$0.00	$716,807.44	$0.00	$0.00	$0.00

Total		$10,588,557.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,610,107.90
Total					$9,610,107.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,610,107.90	$101.12	$64,896.13	$0.68	$9,675,004.03	$101.80
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$9,610,107.90	$9.13	$152,614.80	$0.14	$9,762,722.70	$9.27

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$49,920,102.89	0.5252536	$40,309,994.99	0.4241372
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$102,500,102.89	0.0973734	$92,889,994.99	0.0882440

Pool Information
Weighted Average APR	2.744%	2.766%
Weighted Average Remaining Term	21.03	20.35
Number of Receivables Outstanding	11,619	11,114
Pool Balance	$130,833,267.63	$120,511,519.03
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$123,553,291.62	$113,943,183.72
Pool Factor	0.1141463	0.1051410

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$6,568,335.31
Targeted Overcollateralization Amount	$27,621,524.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,621,524.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$48,175.31
(Recoveries)		49	$11,855.85
Net Loss for Current Collection Period			$36,319.46
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3331%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7101%
Second Prior Collection Period			(0.1129)%
Prior Collection Period			0.4660%
Current Collection Period			0.3468%
Four Month Average (Current and Prior Three Collection Periods)			0.3525%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,694	$6,398,434.33
(Cumulative Recoveries)			$1,924,908.04
Cumulative Net Loss for All Collection Periods			$4,473,526.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3903%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,777.12
Average Net Loss for Receivables that have experienced a Realized Loss			$2,640.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.92%	140	$2,311,880.35
61-90 Days Delinquent	0.28%	17	$333,437.77
91-120 Days Delinquent	0.07%	4	$83,126.84
Over 120 Days Delinquent	0.32%	18	$381,601.16
Total Delinquent Receivables	2.58%	179	$3,110,046.12

Repossession Inventory:
Repossessed in the Current Collection Period		4	$84,277.02
Total Repossessed Inventory		10	$213,796.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3386%
Prior Collection Period			0.3529%
Current Collection Period			0.3509%
Three Month Average			0.3475%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6623%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	46

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	34	$671,989.14
2 Months Extended	63	$1,154,732.96
3+ Months Extended	9	$165,727.25

Total Receivables Extended	106	$1,992,449.35
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer